Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 22, 2015
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Central Index Key	0000044402
Amendment Flag	false
Document Creation Date	Jun. 22, 2015
Document Effective Date	Jun. 24, 2015
Prospectus Date	Jun. 24, 2015